Supplementary Financial Statement Information (Details) - Schedule of Property and Equipment Located - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Supplementary Financial Statement Information (Details) - Schedule of Property and Equipment Located [Line Items]
Property and equipment	$ 52,931	$ 54,971
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of Property and Equipment Located [Line Items]
Property and equipment	44,145	45,994
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of Property and Equipment Located [Line Items]
Property and equipment	4,369	3,563
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of Property and Equipment Located [Line Items]
Property and equipment	1,102	1,834
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of Property and Equipment Located [Line Items]
Property and equipment	144	153
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of Property and Equipment Located [Line Items]
Property and equipment	$ 3,171	$ 3,427